Net income by operating segment (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disclosure of Operating Segments

Consolidated Statement of Income by operating segment
	2019
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Eliminations	Total
Sales revenues	50,462	67,538	11,493	1,221	(54,125)	76,589

Intersegments	49,400	9,432	3,308	226	(54,125)	8,241
Third parties	1,062	58,106	8,185	995	—	68,348
Cost of sales	(27,304)	(61,578)	(7,713)	(1,167)	52,030	(45,732)

Gross profit (loss)	23,158	5,960	3,780	54	(2,095)	30,857
Income (expenses)	(4,181)	(4,334)	2,580	(4,282)	(26)	(10,243)
Selling	—	(2,164)	(2,260)	(31)	(21)	(4,476)
General and administrative	(254)	(336)	(134)	(1,401)	1	(2,124)
Exploration costs	(799)	—	—	—	—	(799)
Research and development	(394)	(11)	(15)	(156)	—	(576)
Other taxes	(127)	(151)	(152)	(189)	—	(619)
Impairment of assets	(1,956)	(697)	(194)	1	(2)	(2,848)
Other income and expenses	(651)	(975)	5,335	(2,506)	(4)	1,199

Net income / (loss) before financial results and income taxes	18,977	1,626	6,360	(4,228)	(2,121)	20,614
Net finance income (expenses) (*)	—	—	—	(8,764)	—	(8,764)
Results in equity-accounted investments	86	(151)	103	115	—	153

Net income / (loss) before income taxes	19,063	1,475	6,463	(12,877)	(2,121)	12,003
Income taxes	(6,451)	(552)	(2,162)	4,245	720	(4,200)

Net income from continuing operations for the period	12,612	923	4,301	(8,632)	(1,401)	7,803
Net income from discontinued operations for the period	—	—	3	2,557	—	2,560

Net income for the period	12,612	923	4,304	(6,075)	(1,401)	10,363

Attributable to:
Non-controlling interests	(12)	(98)	124	198	—	212

Net income from continuing operations	(12)	(98)	121	132	—	143
Net income from discontinued operations	—	—	3	66	—	69
Shareholders of Petrobras	12,624	1,021	4,180	(6,273)	(1,401)	10,151

Net income from continuing operations	12,624	1,021	4,179	(8,763)	(1,401)	7,660
Net income from discontinued operations	—	—	1	2,490	—	2,491

	2018 - Reclassified
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Eliminations	Total
Sales revenues	52,382	73,448	12,241	1,731	(55,164)	84,638

Intersegments	50,052	16,655	3,701	205	(55,164)	15,449
Third parties	2,330	56,793	8,540	1,526	—	69,189
Cost of sales	(28,968)	(67,011)	(9,023)	(1,611)	54,429	(52,184)

Gross profit (loss)	23,414	6,437	3,218	120	(735)	32,454
Income (expenses)	(5,068)	(3,437)	(2,461)	(4,662)	(38)	(15,666)
Selling	(80)	(1,777)	(1,867)	(76)	(27)	(3,827)
General and administrative	(257)	(376)	(152)	(1,453)	(1)	(2,239)
Exploration costs	(524)	—	—	—	—	(524)
Research and development	(443)	(11)	(21)	(166)	—	(641)
Other taxes	(115)	(207)	(65)	(283)	—	(670)
Impairment of assets	(1,391)	(442)	(190)	18	—	(2,005)
Other income and expenses	(2,258)	(624)	(166)	(2,702)	(10)	(5,760)

Net income / (loss) before financial results and income taxes	18,346	3,000	757	(4,542)	(773)	16,788
Net finance income (expenses) (*)	—	—	—	(6,484)	—	(6,484)
Results in equity-accounted investments	75	362	95	(9)	—	523

Net income / (loss) before income taxes	18,421	3,362	852	(11,035)	(773)	10,827
Income taxes	(6,236)	(1,020)	(257)	2,994	263	(4,256)

Net income from continuing operations for the period	12,185	2,342	595	(8,041)	(510)	6,571
Net income from discontinued operations for the period	—	—	15	828	—	843

Net income for the period	12,185	2,342	610	(7,213)	(510)	7,414

Non-controlling interests	(5)	(51)	128	169	—	241

Net income from continuing operations	(5)	(51)	124	(69)	—	(1)
Net income from discontinued operations	—	—	4	238	—	242
Net income attributable to shareholders of Petrobras	12,190	2,393	482	(7,382)	(510)	7,173

Net income from continuing operations	12,190	2,393	471	(7,972)	(510)	6,572
Net income from discontinued operations	—	—	11	590	—	601

	2017 - Reclassified
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Eliminations	Total
Sales revenues	42,184	67,037	12,340	1,583	(45,260)	77,884

Intersegments	40,762	16,142	3,261	201	(45,260)	15,106
Third parties	1,422	50,895	9,079	1,382	—	62,778
Cost of sales	(27,937)	(57,778)	(8,807)	(1,476)	44,800	(51,198)

Gross profit (loss)	14,247	9,259	3,533	107	(460)	26,686
Income (expenses)	(3,750)	(3,603)	(659)	(8,194)	73	(16,133)
Selling	(125)	(1,731)	(1,776)	(63)	81	(3,614)
General and administrative	(331)	(457)	(165)	(1,703)	—	(2,656)
Exploration costs	(800)	—	—	—	—	(800)
Research and development	(333)	(13)	(26)	(200)	—	(572)
Other taxes	(503)	(203)	(258)	(825)	—	(1,789)
Impairment of assets	43	(781)	(446)	(7)	—	(1,191)
Other income and expenses	(1,701)	(418)	2,012	(5,396)	(8)	(5,511)

Net income / (loss) before financial results and income taxes	10,497	5,656	2,874	(8,087)	(387)	10,553
Net finance income (expenses) (*)	—	—	—	(9,719)	—	(9,719)
Results in equity-accounted investments	136	443	117	(23)	—	673

Net income / (loss) before income taxes	10,633	6,099	2,991	(17,829)	(387)	1,507
Income taxes	(3,571)	(1,922)	(977)	4,641	132	(1,697)

Net income from continuing operations for the period	7,062	4,177	2,014	(13,188)	(255)	(190)
Net income from discontinued operations for the period	—	—	17	342	—	359

Net income for the period	7,062	4,177	2,031	(12,846)	(255)	169

Non-controlling interests	41	(58)	119	158	—	260

Net income from continuing operations	41	(58)	123	51	—	157
Net income from discontinued operations	—	—	(4)	107	—	103
Net income attributable to shareholders of Petrobras	7,021	4,235	1,912	(13,004)	(255)	(91)

Net income from continuing operations	7,021	4,235	1,891	(13,239)	(255)	(347)
Net income from discontinued operations	—	—	21	235	—	256